Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2026-3

Collection Period	09/01/26-09/30/26
Determination Date	10/9/2026
Distribution Date	10/15/2026

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-288943-07.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,248,362,178.47
2.	Collections allocable to Principal		$47,492,036.23
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$201,047.98
5.	Pool Balance on the close of the last day of the related Collection Period		$1,200,669,094.26
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		72,664
7.	Initial Pool Balance		$1,353,384,019.62
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$192,778,718.42	$145,085,634.21
	b. Class A-2 Note Balance	$451,730,000.00	$451,730,000.00
	c. Class A-3 Note Balance	$451,730,000.00	$451,730,000.00
	d. Class A-4 Note Balance	$81,750,000.00	$81,750,000.00
	e. Class B Note Balance	$23,680,000.00	$23,680,000.00
	f. Class C Note Balance	$25,710,000.00	$25,710,000.00
	g. Class D Note Balance	$17,600,000.00	$17,600,000.00
	h. Note Balance (sum a - g)	$1,244,978,718.42	$1,197,285,634.21
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.6473429	0.4871915
	b. Class A-2 Note Pool Factor	1.0000000	1.0000000
	c. Class A-3 Note Pool Factor	1.0000000	1.0000000
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.9222065	0.8868782
10.	Overcollateralization Target Amount		$3,383,460.05
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$3,383,460.05
12.	Weighted Average Coupon		8.45%
13.	Weighted Average Original Term	months	67.24
14.	Weighted Average Remaining Term	months	57.26
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$8,698,614.63
	b. Liquidation Proceeds allocable to Finance Charge		$630.75
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$8,699,245.38
16.	Principal:
	a. Collections allocable to Principal		$47,492,036.23
	b. Liquidation Proceeds allocable to Principal		$73,552.42
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$47,565,588.65
17.	Total Finance Charge and Principal Collections (15d + 16d)		$56,264,834.03
18.	Interest Income from Collection Account		$151,132.04
19.	Simple Interest Advances		$0.00
20.	Available Collections (Ln17 + 18 + 19)		$56,415,966.07

Available Funds
21.	Available Collections	$56,415,966.07
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$56,415,966.07
Application of Available Funds
24.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$1,040,301.82
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,040,301.82
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$636,812.37
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$636,812.37
	e. Class A-2 Monthly Interest	$1,641,285.67
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$1,641,285.67
	i. Class A-3 Monthly Interest	$1,731,631.67
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$1,731,631.67
	m. Class A-4 Monthly Interest	$318,143.75
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$318,143.75
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$96,101.33
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$96,101.33
30.	Secondary Principal Distributable Amount	$999,624.16
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$107,125.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$107,125.00
32.	Tertiary Principal Distributable Amount	$25,710,000.00
33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$78,613.33
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$78,613.33

34.	Quaternary Principal Distributable Amount	$17,600,000.00
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$49,959,639.10
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$3,383,460.05
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$8,699,245.38
	b. Total Daily Deposits of Principal Collections	$47,565,588.65
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$151,132.04
	e. Total Deposits to Collection Account (sum a - d)	$56,415,966.07
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,040,301.82
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$52,302,797.33
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,072,866.92
	f. Total Withdrawals from Collection Account (sum a - e)	$56,415,966.07
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$636,812.37
	b. Class A-2 Interest Distribution	$1,641,285.67
	c. Class A-3 Interest Distribution	$1,731,631.67
	d. Class A-4 Interest Distribution	$318,143.75
	e. Class B Interest Distribution	$96,101.33
	f. Class C Interest Distribution	$107,125.00
	g. Class D Interest Distribution	$78,613.33
	h. Class A-1 Principal Distribution	$47,693,084.21
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$0.00
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$52,302,797.33
44.	Withdrawals
	a. Class A-1 Distribution	$48,329,896.58
	b. Class A-2 Distribution	$1,641,285.67
	c. Class A-3 Distribution	$1,731,631.67
	d. Class A-4 Distribution	$318,143.75
	e. Class B Distribution	$96,101.33
	f. Class C Distribution	$107,125.00
	g. Class D Distribution	$78,613.33
	h. Total Withdrawals from Note Payment Account (sum a - g)	$52,302,797.33

Certificate Payment Account Activity
45.	Deposits to Certificate Payment Account from Excess Collections	$3,072,866.92
46.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$3,072,866.92
Required Reserve Account Amount		0.15%
47.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,383,460.05
Reserve Account Reconciliation
48.	Beginning Balance (as of end of preceding Distribution Date)	$3,383,460.05
49.	Investment Earnings	$10,136.81
50.	Reserve Account Draw Amount	$0.00
51.	Reserve Account Amount (Ln 48 + Ln49 - Ln 50)	$3,393,596.86
52.	Deposit from Available Funds (Ln 42d)	$0.00
53.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
54.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$10,136.81
55.	Ending Balance (Ln51 + Ln52 - Ln53 - Ln54)	$3,383,460.05
56.	Reserve Account Deficiency (Ln48 - Ln55)	$0.00
Instructions to the Trustee
57.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
58.	Amount to be paid to Servicer from the Collection Account	$1,040,301.82
59.	Amount to be deposited from the Collection Account into the Note Payment Account	$52,302,797.33
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,072,866.92
61.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$10,136.81
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$48,329,896.58
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$1,641,285.67
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$1,731,631.67
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$318,143.75
67.	Amount to be paid to Class B Noteholders from the Note Payment Account	$96,101.33
68.	Amount to be paid to Class C Noteholders from the Note Payment Account	$107,125.00
69.	Amount to be paid to Class D Noteholders from the Note Payment Account	$78,613.33
70.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$3,072,866.92

Delinquency Activity
		Number of Loans	Principal Balance
71.	Delinquency Analysis
	a. 31 to 60 days past due	432	$5,490,178.93
	b. 61 to 90 days past due	184	$2,693,401.60
	c. 91 to 120 days past due	52	$971,072.52
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	668	$9,154,653.05
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 71e / Ln 5)		0.7625%

72.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

73.	Defaulted Receivables (charge-offs)	11	$201,047.98
74.	Recoveries	8	$74,183.17
75.	Net Losses (Ln 73 - Ln 74)		$126,864.81
76.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)		0.0102%

Cumulative Loss Activity
		Number of Loans	Principal Balance

77.	Defaulted Receivables (charge-offs)	16	$350,933.46
78.	Recoveries	11	$201,283.17
79.	Cumulative Net Losses (Ln 77 - Ln 78)		$149,650.29
80.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)		0.0111%
81.	Average Net Loss on Defaulted Receivables		$9,353.14

Other Servicing Information

82.	Principal Balance of Receivables extended during the Collection Period		$1,262,692.95
83.	Pool Balance on the close of the last day of the preceding Collection Period		$1,248,362,178.47
84.	Ratio of extensions to pool balance (Ln 82 / Ln 83)		0.10%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 09, 2026

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer